Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (USD $)	3 Months Ended		6 Months Ended		91 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Revenue
Interest Income	$ (3,702)	$ 25,416	$ 16,940	$ 46,352	$ 1,153,772
Other Income	48,130	178,230	73,130	178,230	253,963
Total Revenue	44,428	203,646	90,070	224,582	1,407,735
Expenses:
Incorporation Costs	0	0	0	0	1,773
Exploration	2,825,916	1,910,603	6,804,255	3,712,858	38,586,291
Professional Fees	300,562	468,328	608,928	636,064	8,114,851
Directors Compensation	155,280	142,181	223,769	192,727	1,178,147
Travel & Lodging	63,521	62,872	108,853	118,155	1,371,099
Corporate Communications	129,407	54,379	167,444	81,424	3,544,851
Consulting Fees	176,530	171,258	256,630	245,625	14,526,240
Office & Administration	124,113	142,207	210,397	222,831	2,900,020
Interest & Service Charges	1,660	3,185	4,435	6,016	113,922
Loss on disposal of Fixed Assets	0	0	0	0	44,669
Insurance	79,561	96,269	155,978	138,588	749,307
Depreciation	17,997	20,425	39,438	38,176	409,015
Accretion	38,426	35,210	76,852	49,464	196,736
Miscellaneous	0	0	0	0	203,097
Financing & Listing Fees	0	0	0	0	(22,024)
Acquisition Expenses	0	4,758	0	1,081,030	1,505,334
Income and other taxes	0	0	0	0	64,747
Write Down of Mineral Property	0	0	0	0	1,756,049
Total Expense	3,912,973	3,111,675	8,656,979	6,522,958	75,244,124
Net Loss before other items	3,868,545	2,908,029	8,566,909	6,298,376	73,836,389
Other items
Change in fair value of Equity Conversion Right	0	77,183	0	179,955	990,236
Change in fair value of warrant liability	(1,715,732)	21,951,146	(7,288,119)	22,319,256	16,089,798
Loss on sale of Marketable Securities	0	0	4,129	0	4,129
Net Loss (Gain)	2,152,813	24,936,358	1,282,919	28,797,587	90,920,552
Other comprehensive loss
Foreign Currency Translation Adjustment	0	163,328	61,126	(271,779)	12,396
Unrealized loss on available for sale securities	42,679	0	139,051	0	169,996
Total Comprehensive Loss (Gain) for the Period	$ 2,195,492	$ 25,099,686	$ 1,483,096	$ 28,525,808	$ 91,102,944
Loss (Gain) per Common share
Basic (in dollars per share)	$ 0.02	$ 0.19	$ 0.01	$ 0.23
Diluted (in dollars per share)	$ 0.02	$ 0.19	$ 0.01	$ 0.23
Weighted Average Number of Common Shares Used in Per Share Calculations
Basic (in shares)	136,815,273	132,323,785	136,643,194	125,782,488
Diluted (in shares)	136,815,273	132,323,785	136,643,194	125,782,488